FINANCE COSTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCE COSTS
Interest on lease liability	¥ 2,748	¥ 315	¥ 0
Interest on bank borrowings	¥ 0		¥ 0